Consolidated Statements of Changes in Equity - USD ($)	Share capital	Preferred A equity interest	Preferred C equity interest	Preferred D equity interest	Preferred E equity interest	Share premium	Other reserve	Accumulated deficit	Foreign currency translation reserve	Total Shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2021	$ 590	$ 1,240,000	$ 1,500,000	$ 3,120,000		$ 24,719,794	$ 6,269,108	$ (3,959,086)	$ (2,018,065)	$ 30,872,341		$ 30,872,341
Shares issued for compensation	5,473					53,239,760				53,245,233		53,245,233
Disposal of subsidiaries									2,103,322	2,103,322		2,103,322
Profit (loss) for the year								(73,492,431)		(73,492,431)		(73,492,431)
Other comprehensive loss for the year									(402,573)	(402,573)		(402,573)
Balance at Dec. 31, 2022	6,063	1,240,000	1,500,000	3,120,000		77,959,554	6,269,108	(77,451,517)	(317,316)	12,325,892		12,325,892
Reverse stock split	(5,457)					5,457
Profit (loss) for the year								3,043,779		3,043,779		3,043,779
Other comprehensive loss for the year									(214,976)	(214,976)		(214,976)
Balance at Dec. 31, 2023	606	1,240,000	1,500,000	3,120,000		77,965,011	6,269,108	(74,407,738)	(532,292)	15,154,695		15,154,695
Preferred E shares issued					3,000,000					3,000,000		3,000,000
Shares issued for compensation	10					146,990				147,000		147,000
Conversion of preferred E shares	283				(847,500)	847,217
Profit (loss) for the year								3,073,834		3,073,834	(27)	3,073,807
Other comprehensive loss for the year									(472,993)	(472,993)		(472,993)
Balance at Dec. 31, 2024	$ 899	$ 1,240,000	$ 1,500,000	$ 3,120,000	$ 2,152,500	$ 78,959,218	$ 6,269,108	$ (71,333,904)	$ (1,005,285)	$ 20,902,536	$ (27)	$ 20,902,509